Basis of Presentation of the Consolidated Financial Statements - Leases (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Increase in financial expense due to increase in lease liabilities	$ 18,633
Increase in depreciation due to right-of-use asset	$ 99,232
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Weighted-average rate applied in discounting lease payments to lease liabilities		3.08%
Lease Liabilities		$ 1,458,988